Stock-Based Compensation Plans - Summary of Performance Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Stock-Based Compensation Plans
Vested or expected to vest, shares (in shares)	1,501,901
Vested or expected to vest, weighted-average granted date fair value (in dollars per share)	$ 61.06
Vested or expected to vest, weighted-average remaining contractual life (Year)	3 years 9 months 18 days
Vested or expected to vest, aggregate intrinsic value	$ 91.6
PSU
Stock-Based Compensation Plans
Number of Units Outstanding (in shares), Beginning	988,543	915,233
Weighted-Average Granted Date Fair Value (in dollars per share), Beginning	$ 53.81	$ 38.41
Weighted-Average Remaining Contractual (years)	4 years 7 months 6 days	4 years 6 months	4 years 6 months
Aggregate Intrinsic Value	$ 123.1	$ 86.3	$ 67.9
PSUs Granted (in shares)	92,873	95,134
PSUs Granted, weighted-average granted date fair value (in dollars per share)	$ 109.77	$ 105.96
Performance units issued (in shares)	40,477	68,005
Performance units issued, weighted-average granted date fair value (in dollars per share)	$ 80.11	$ 53.80
Exercised (in shares)	(109,820)	(87,354)
Exercised, weighted-average granted date fair value (in dollars per share)	$ 19.88	$ 14.29
Forfeited (in shares)	(3,428)	(2,475)
Forfeited, weighted-average granted date fair value (in dollars per share)	$ 80.66	$ 81.82
Number of Units Outstanding (in shares), Ending	1,008,645	988,543	915,233
Weighted-Average Granted Date Fair Value (in dollars per share), Ending	$ 62.92	$ 53.81	$ 38.41
Vested or expected to vest, shares (in shares)	1,008,645
Vested or expected to vest, weighted-average granted date fair value (in dollars per share)	$ 62.92
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 7 months 6 days
Vested or expected to vest, aggregate intrinsic value	$ 123.1
Exercisable, number of units (in shares)	726,075
Exercisable, weighted-average granted date fair value (in dollars per share)	$ 47.45
Exercisable, weighted-average remaining contractual (years)	3 years 2 months 12 days
Exercisable, aggregate intrinsic value	$ 88.6